Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000006902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
C000006901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
C000006900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
JPMorgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index Global Diversified
Accumulated Value	$ 10,000		$ 11,122	$ 11,682	$ 11,691	$ 12,974	$ 13,360	$ 13,909	$ 11,228	$ 11,942	$ 13,039	$ 14,255